Account receivables (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivables

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Account receivables	496,012	953,424	741,445
Less: allowance for expected credit losses	-	(129,517)	(100,721)
Account receivables, net	496,012	823,907	640,724

Schedule of allowance for expected credit losses

The change in the allowance for expected credit losses in respect of accounts receivable during the year was as follows.

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Balance at beginning of year	546,892	-	-
(Reversals) / Additions	(546,892)	129,517	100,721
Balance at end of year	-	129,517	100,721